CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Ordinary shares [1]	Preference shares		Additional paid-in capital (1)		Retained earnings	Retained earnings Ordinary shares	Retained earnings Preference shares	Cumulative foreign currency translation adjustments:	Unrealized (depreciation)/appreciation on available for sale investments:	Gain on derivatives, net of taxes	Net change from current period hedged transactions, net of income tax
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity, Including Portion Attributable to Noncontrolling Interest		$ 100,000	$ 753,500,000	[2]	$ 761,700,000	[1]	$ 1,349,000,000			$ (186,900,000)	$ (333,200,000)	$ 13,800,000
Preference shares redeemed			0
Shares issued			0
Share-based compensation					0
Net income/(loss) for the year	$ 534,700,000
Dividends								$ (40,300,000)
Dividends on preference shares	49,900,000
Preference share redemption costs									$ 0
Change for the year, net of income taxes	105,600,000									14,400,000	105,600,000
Net change from current period hedged transactions													$ (14,000,000.0)
Equity, Including Portion Attributable to Noncontrolling Interest	2,908,500,000	100,000	753,500,000	[2],[3]	761,700,000	[1]	1,793,500,000			(172,500,000)	(227,600,000)	(200,000)
Total accumulated other comprehensive (loss)/income	(400,300,000)
Preference shares redeemed			0
Shares issued			217,000,000.0
Share-based compensation					0
Net income/(loss) for the year	486,100,000
Dividends								(195,000,000.0)
Dividends on preference shares	54,900,000
Preference share redemption costs									0
Change for the year, net of income taxes	29,400,000									(14,100,000)	29,400,000
Net change from current period hedged transactions													(5,100,000)
Equity, Including Portion Attributable to Noncontrolling Interest	3,371,900,000	100,000	970,500,000	[2],[3]	761,700,000	[1]	2,029,700,000			(186,600,000)	(198,200,000)	(5,300,000)
Total accumulated other comprehensive (loss)/income	(390,100,000)
Preference shares redeemed			(270,600,000)
Shares issued			0
Share-based compensation					41,700,000
Net income/(loss) for the year	340,200,000
Dividends	(45,451,400)							$ 0
Dividends on preference shares	45,500,000
Preference share redemption costs									$ (4,400,000)
Change for the year, net of income taxes	136,900,000									49,800,000	136,900,000
Net change from current period hedged transactions													$ 5,100,000
Equity, Including Portion Attributable to Noncontrolling Interest	3,625,100,000	$ 100,000	$ 699,900,000	[3]	$ 803,400,000	[1]	$ 2,320,000,000			$ (136,800,000)	$ (61,300,000)	$ (200,000)
Total accumulated other comprehensive (loss)/income	$ (198,300,000)

[1]	Ordinary shares and additional paid-in capital have been retroactively adjusted to reflect the Ordinary Share Exchange, for all periods presented. Refer to Note 12, “Capital Structure” for further details.
[2]	Preference shares of $725.0 million, less issuance costs of $25.1 million (December 31, 2024 — $1,000.0 million and $29.5 million, December 31, 2023 — $775.0 million and $21.5 million).
(3)    On January 1, 2025, the Company redeemed its 5.95% Fixed-to-Floating Rate Perpetual Non-Cumulative Preference Shares, representing an aggregate amount of $275.0 million, plus a reclassification adjustment of $4.4 million between retained earnings and preference shares which represents the difference between the capital raised upon issuance, net of issuance costs, and the final redemption cost.

[3]	reference shares of $725.0 million, less issuance costs of $25.1 million (December 31, 2024 — $1,000.0 million and $29.5 million, December 31, 2023 — $775.0 million and $21.5 million).